AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

May 8, 2015

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Funds Series Trust (formerly named Pacific Life Funds)
(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds Series Trust (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 115 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”). This PEA is filed primarily for purposes of adding the PF Mid-Cap Value Fund.

Information that was not available or final at the time of the filing (e.g., other accounts managed, beneficial interest of portfolio managers, if any) as well as agreements to be filed pursuant to Item 28 of Form N-1A together with the financial information (if any), will be filed with a 485(b) post-effective amendment prior to the effective date of this PEA.

As the facing sheet indicates, PEA No. 115 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC
Robin Yonis, Esq., Pacific Life Fund Advisors LLC
Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)